Property, Plant and Equipment, net (Schedule of Depreciation and Amortization Expense Related to Property, Plant and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jun. 30, 2013 Successor [Member]	Jun. 30, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Sep. 28, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 5,817	$ 7,547	$ 11,705	$ 4,479	$ 8,859	$ 13,230	$ 13,214	$ 13,384